Long-Term Investments, Net (Details) - Schedule of Long-Term Investments, Net - USD ($)	Jun. 30, 2023		Dec. 31, 2022	Dec. 31, 2021
Marketable equity securities:
Long term investment balance	$ 33,946,542		$ 34,589,767	$ 25,496,534
Net carrying value	$ 33,947,066		$ 37,033,360	$ 33,292,013
Investment C [Member]
Marketable equity securities:
Ownership interest	0.00%	[1]	0.46%	0.47%
Long term investment balance	$ 524		$ 2,443,593	$ 7,795,479
Investment A [Member]
Marketable equity securities:
Ownership interest	8.37%		8.37%	3.55%
Long term investment balance	$ 5,740,036		$ 5,717,678	$ 5,790,115
Investment B [Member]
Marketable equity securities:
Ownership interest	3.63%		3.63%	3.30%
Long term investment balance	$ 511,003		$ 513,000	$ 1,270,848
Investment D [Member]
Marketable equity securities:
Ownership interest	4.49%		4.92%	5.11%
Long term investment balance	$ 16,784,183		$ 16,030,943	$ 17,912,302
Investment E [Member]
Marketable equity securities:
Ownership interest	4.00%		4.00%	4.00%
Long term investment balance	$ 520,523		$ 522,557	$ 523,269
Investment F [Member]
Marketable equity securities:
Ownership interest	4.00%		4.00%
Long term investment balance	$ 10,390,797		$ 11,805,589

[1]	Less than 0.001%